                  U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 24F-2

                     Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2


___________________________________________________________________________
1.  Name and address of issuer:   Anchor National Life Insurance Company
                                  1 SunAmerica Center
                                  Los Angeles, California  90067-6022
___________________________________________________________________________
2.  Name of each series or class of funds
    for which this notice is filed:        Variable Annuity Account Four
___________________________________________________________________________
3. Investment Company Act File Number:     811-8874

   Securities Act File Number:             33-86642

____________________________________________________________________________
4. Last day of fiscal year for which this notice is filed:

                                           September 30, 1996

____________________________________________________________________________
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                 [ ]
_____________________________________________________________________________
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A-6):
                                                   N/A
_____________________________________________________________________________
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning
   of the fiscal year:                             -0-
_____________________________________________________________________________
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                                   -0-
_____________________________________________________________________________
9. Number and aggregate sale price of securities sold during the fiscal year:
                         107,410 units             $ 1,420,046.00
_____________________________________________________________________________
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                         107,410 units             $ 1,420,046.00
_____________________________________________________________________________
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
    Instruction B.7):                                       -0-
_____________________________________________________________________________
12. Calculation of registration fee:
    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10:)
                                                   $ 1,420,046.00
                                                     ________________________
    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                   +        -0-
                                                     ________________________
    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                   -       300.00
                                                     ________________________

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                   +        -0-
                                                     ________________________
    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):
                                                   $ 1,419,746.00
                                                     ________________________
    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                 x          1/2900
                                                     _________________________
    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                   $       489.57
                                                     =========================

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                               [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                  November 25, 1996
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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.





                         By (Signature and Title)  /s/ SCOTT L. ROBINSON
                                                   ___________________________
                                                   Scott L. Robinson
                                                   Senior Vice President


                         Date: November 25, 1996


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